Dec. 27, 2024
Monteagle Select Value Fund
Investment Objective
The investment objective of the Monteagle Select Value Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monteagle Select Value Fund Institutional class USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Distributions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Monteagle Select Value Fund Institutional class
Advisory Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Operating Services Fee	0.70%	[1]
Other Expenses	0.25%
Acquired (Underlying) Fund Fees and Expenses	0.02%
Total of all Other Expenses	0.95%
Total Annual Fund Operating Expenses	1.47%	[2]
[1]	The shareholders will pay to the Adviser an Operating Services Fee at an annual rate of 0.70% of the Fund’s average daily net assets up to $25 million, 0.615% of such assets from $25 million up to $50 million, 0.475% of such assets from $50 million up to $100 million, 0.375% of such assets over $100 million.
[2]	Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Monteagle Select Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Portfolio Turnover, Rate	Risk [Text Block]	Performance Past Does Not Indicate Future [Text]	Performance Availability Phone [Text]	Performance Availability Website Address [Text]	Highest Quarterly Return, Label	Highest Quarterly Return	Highest Quarterly Return, Date	Lowest Quarterly Return, Label	Lowest Quarterly Return	Lowest Quarterly Return, Date
Institutional class	150	465	803	1,757
All Risks Member					31.00%		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future	(888) 263-5593	www.monteaglefunds.com	Highest Return	31.39%	Jun. 30, 2021	Lowest Return	(41.09%)	Mar. 31, 2021
Investment Risks [Member]

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Large Company Risk. The Fund invests in larger, more established companies, which may be unable to respond to new competitive challenges. Additionally, large companies may be unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

Strategy Risk. The Fund does not invest in Excluded Securities and may be riskier than other funds that invest in a broader array of securities and therefore the Fund may not achieve its desired results.

Shareholder Concentration Risk. When a small number of shareholders account for a disproportionate share of the Fund’s assets, the Fund could be vulnerable to a very large redemption request from a significant shareholder who wants to redeem. Such redemption may increase the expense ratio of the Fund.

The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “value investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that the Fund’s Sub-adviser believes are underpriced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels. The Fund invests only in large capitalization companies included in the S&P 500® Index. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion. Once investments are identified for purchase, the Subadvisor will screen these investments using the eVALUEator ® screening software to exclude from the Fund’s investments companies that produce, promote, advertise, sponsor, or offer services related to, abortion (or abortion products), pornography, human rights, gambling, and those entertainment companies that produce or support anti-family content in film, games, print, or television (“Excluded Securities”).

Principal Investment Risks An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:
Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (888) 263-5593 and on the Fund’s website at www.monteaglefunds.com.

The following chart shows the total return of the Fund for the past ten full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

Calendar Year Returns as of December 31, 2023

Best and Worst Quarter Returns (for the last 10 years)
	Return	Quarter/Year
Highest Return	31.39%	June 30, 2021
Lowest Return	-41.09%	March 31, 2021

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2024, was 13.53%.
Average Annual Total Returns For Period Ended December 31, 2023

The table below shows how the Fund’s average annual total returns compare to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Select Value Fund

Average Annual Total Returns - Monteagle Select Value Fund	1 Year	5 Years	10 Years	Performance Table Uses Highest Federal Rate	Performance Table Not Relevant to Tax Deferred
Institutional class	6.60%	12.38%	7.33%
Institutional class | After Taxes on Distributions	6.36%	8.97%	3.78%
Institutional class | After Taxes on Distributions and Sales	3.90%	8.74%	4.47%
Institutional class | S&P 500 Index Select	26.37%	15.70%	12.03%
Performance Measure Domain				After-tax returns are calculated using the historical highest individual federal marginal income tax rates	If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution

Monteagle Select Value Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program
The Texas Fund
Investment Objective
The investment objective of The Texas Fund (the “Fund”) is long-term capital appreciation. The Fund is an equity fund.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Texas Fund Class I USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Distributions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Texas Fund Class I
Advisory Fees	0.31%
Distribution and/or Service (12b-1) Fees	none
Operating Services Fee	1.12%
Other Expenses	0.30%
Acquired (Underlying) Fund Fees and Expenses	0.12%
Total of all Other Expenses	1.42%	[1]
Total Annual Fund Operating Expenses	1.85%	[2]
[1]	The shareholders will pay to the Adviser an Operating Services Fee at an annual rate of 1.20% of the Fund’s average daily net assets up to $10 million, 0.75% of such assets from $10 million up to $25 million, 0.65% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.35% of such assets over $100 million.
[2]	Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - The Texas Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Portfolio Turnover, Rate	Risk [Text Block]	Performance Past Does Not Indicate Future [Text]	Performance Availability Phone [Text]	Performance Availability Website Address [Text]	Highest Quarterly Return, Label	Highest Quarterly Return	Highest Quarterly Return, Date	Lowest Quarterly Return, Label	Lowest Quarterly Return	Lowest Quarterly Return, Date
Class I	188	582	1,001	2,169
All Risks Member					52.00%		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future	(888) 263-5593	www.monteaglefunds.com	Highest Return	26.59%	Dec. 31, 2020	Lowest Return	(28.43%)	Mar. 31, 2020
Investment Risks [Member]

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-Adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Business and Sector Risk. From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

Geographic Concentration Risk. The Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic, and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental, and political activities affecting this industry.

Oil and Gas Sector Risk. Companies in the oil and gas sector may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulations and intervention, litigation, and negative publicity and perception.

Large Company Risk. The Fund may invest in larger, more established companies, which may be unable to respond to new competitive challenges. Additionally, large companies may be unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion.

Small and Mid-Capitalization Company Risk. The Fund may invest in small and medium-capitalized companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

Shareholder Concentration Risk. When a small number of shareholders account for a disproportionate share of the Fund’s assets, the Fund could be vulnerable to a very large redemption request from a significant shareholder who wants to redeem. Such redemption may increase the expense ratio of the Fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

You would pay the same expenses listed in the above table if you did not redeem your shares.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s principal investment strategy is to invest at least 80% of its assets, less any borrowing for investment purposes, in the common stock of companies either (i) headquartered in Texas based on information provided by Morningstar, Inc., (ii) organized under the laws of Texas, or (iii) that, during the most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in Texas or that have at least 50% of its assets in Texas. In determining whether a company meets this condition, the Sub-Adviser may rely on such information and sources as the Sub-Adviser deems reasonable and appropriate.

The Fund will be invested across a broad market capitalization spectrum, including small, mid and large capitalization companies. The Sub-Adviser typically selects companies in which to invest by performing an initial market capitalization screening of $500 million or more. The Sub-Adviser controls for risk by performing fundamental analyses of the initially screened companies. The Sub-Adviser analyzes factors such as financial conditions, industry position, and market and economic conditions and trends to select investments and make buy and sell decisions. Once the Sub-Adviser selects companies in which to invest, the Sub-Adviser initially equally weights the companies within each sector. The Sub-Adviser does not equally weight each sector within the Fund.

The Fund will not invest 25% or more of its assets in any industry or group of related industries. However, the Fund does intend to have a high level of investments in the oil and gas industry due to the Fund’s management team’s belief that such industry has superior growth opportunities. Except as otherwise permitted by the Fund’s non-fundamental policies, any concentration in a specific sector or industry will be under this 25% concentration threshold.

Principal Investment Risks An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:
Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (888) 263-5593 and on the Fund’s website at www.monteaglefunds.com.

Calendar Year Returns as of December 31, 2023

Best and Worst Quarter Returns (for the last 10 years)
	Return	Quarter/Year
Highest Return	26.59%	December 31, 2020
Lowest Return	-28.43%	March 31, 2020

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2024, was 14.30%.
Average Annual Total Returns For the Period Ended December 31, 2023

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

The Texas Fund

Average Annual Total Returns - The Texas Fund	1 Year	5 Years	Performance Table Uses Highest Federal Rate	Performance Table Not Relevant to Tax Deferred	Since Inception
Class I	11.32%	9.75%			3.93%
Class I | After Taxes on Distributions	10.67%	9.18%			3.47%
Class I | After Taxes on Distributions and Sales	7.16%	7.69%			3.00%
Class I | S&P 500 Index Texas	26.37%	15.70%			12.03%
Performance Measure Domain			After-tax returns are calculated using the historical highest individual federal marginal income tax rates	If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution

The Texas Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program
Monteagle Opportunity Equity Fund
Investment Objective
The Fund’s investment objective is to seek growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Monteagle Opportunity Equity Fund - USD ($)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Monteagle Opportunity Equity Fund		Investor Class	Institutional Class
Advisory Fees		0.25%	0.25%
Distribution and Service (Rule 12b-1) Fees		none	none
Operating Services Fee	[1]	1.30%	0.80%
Other Expenses		0.23%	0.26%
Total of all Other Expenses		1.53%	1.06%
Total Annual Fund Operating Expenses		1.78%	1.31%
[1]	The Investor Class shareholders will pay to the Adviser an Operating Services Fee at an annual rate of 1.30% of the Fund’s average daily net assets up to $25 million, 1.00% of such assets from $25 million up to $50 million, 0.95% of such assets from $50 million up to $100 million, and 0.90% of such assets over $100 million. The Institutional Class shareholders will pay to the Adviser an Operating Services Fee at an annual rate of 0.80% of the Fund’s average daily net assets up to $25 million, 0.50% of such assets from $25 million up to $50 million, 0.45% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Monteagle Opportunity Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Portfolio Turnover, Rate	Risk [Text Block]	Performance Past Does Not Indicate Future [Text]	Performance Availability Phone [Text]	Performance Availability Website Address [Text]	Highest Quarterly Return, Label	Highest Quarterly Return	Highest Quarterly Return, Date	Lowest Quarterly Return, Label	Lowest Quarterly Return	Lowest Quarterly Return, Date
Investor Class	181	560	964	2,095
Institutional Class	133	415	718	1,579
All Risks Member					54.00%		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future	(888) 263-5593	www.monteaglefunds.com	Highest Return	20.34%	Jun. 30, 2020	Lowest Return	(25.57%)	Mar. 31, 2021
Investment Risks [Member]

Market Risk. The value of stocks selected for the Fund’s portfolio, or the overall stock market may decline over short or extended periods.

Business and Economic Risk. Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries, or other companies within that industry.

Management Style Risk. The ability of the Fund to meet its investment objective is directly related to the Adviser’s selection of investments for the Fund, particularly in volatile stock markets.

Value Style Investing Risk. A value stock may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the Adviser believes will increase the price of the security do not occur. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Political Risk. The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry.

Investments in Small- and Mid-Sized Companies Risk. Although the Fund invests in companies of all sizes, there may be times when the Fund is substantially invested in small- and mid-sized companies. Stocks of smaller and mid-sized companies may have more risks than larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small- and mid-sized companies may be more susceptible to market downturns, and their stock prices may be more volatile.

Foreign Securities Risk. Investing in foreign securities involves risks that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Shareholder Concentration Risk. When a small number of shareholders account for a disproportionate share of the Fund’s assets, the Fund could be vulnerable to a very large redemption request from a significant shareholder who wants to redeem. Such redemption may increase the expense ratio of the Fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing substantially all its assets in securities listed on a national securities exchange.

To meet its investment objective, the Fund will employ an investment strategy that emphasizes long-term capital appreciation and safety of principal. Under normal circumstances, the Fund invests more than 90% of its total assets in common stocks of companies identified by the Fund’s investment sub-adviser, G.W. Henssler & Associates, LTD (the “Sub-adviser”), based on the characteristics below. the Fund may invest in companies of any size, and the Fund typically holds its common stock investments until the fundamentals of the issuer change or other opportunities present themselves. In addition, the Fund may invest up to 20% of its total assets in common stocks of foreign issuers that are traded in the United States and in American Depositary Receipts of foreign companies. When selecting common stocks for the Fund, the Sub-adviser seeks companies that exhibit the following characteristics:

• undervalued assets;

• strong balance sheet characteristics and financial foundations;

• high earnings expectations; and

• quality management and potential for future growth.

Factors deemed important by the Sub-adviser in selecting securities of such companies include, but are not limited to:

• price;

• price history; and

• price-to-earnings ratio.

The Fund believes that its focus on the fundamentals of the businesses it invests in results in the purchase of above-average, high-quality securities with strong growth potential.

Principal Investment Risks Investors in the Fund may lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The success of the Fund cannot be guaranteed. There are risks associated with investments in the types of securities in which the Fund invests. These risks include: Market Risk. The value of stocks selected for the Fund’s portfolio, or the overall stock market may decline over short or extended periods. Business and Economic Risk. Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries, or other companies within that industry. Management Style Risk. The ability of the Fund to meet its investment objective is directly related to the Adviser’s selection of investments for the Fund, particularly in volatile stock markets. Value Style Investing Risk. A value stock may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the Adviser believes will increase the price of the security do not occur. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing. Political Risk. The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry. Investments in Small- and Mid-Sized Companies Risk. Although the Fund invests in companies of all sizes, there may be times when the Fund is substantially invested in small- and mid-sized companies. Stocks of smaller and mid-sized companies may have more risks than larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small- and mid-sized companies may be more susceptible to market downturns, and their stock prices may be more volatile. Foreign Securities Risk. Investing in foreign securities involves risks that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. Shareholder Concentration Risk. When a small number of shareholders account for a disproportionate share of the Fund’s assets, the Fund could be vulnerable to a very large redemption request from a significant shareholder who wants to redeem. Such redemption may increase the expense ratio of the Fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.
Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (888) 263-5593 and on the Fund’s website at www.monteaglefunds.com.

Calendar Year Returns as of December 31, 2023

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	20.34%	June 30, 2020
Lowest Return	-25.57%	March 31, 2021

The Fund’s Investor Class year-to-date total return as of September 30, 2024, was -9.70%. Returns of the Investor Class shares are presented because the Institutional Class shares were not offered during all of the periods shown. The annual returns would differ only to the extent that the Institutional Class and Investor Class shares do not have the same expenses.

Average Annual Total Returns For the periods ended December 31, 2023:
Average Annual Total Returns - Monteagle Opportunity Equity Fund	1 Year	5 Years	10 Years	Performance Table Uses Highest Federal Rate	Performance Table Not Relevant to Tax Deferred
Investor Class	13.44%	12.60%	7.88%
Investor Class | After Taxes on Distributions	6.19%	9.05%	3.42%
Investor Class | After Taxes on Distributions and Sales	11.52%	9.51%	5.08%
Investor Class | S&P 500 Index Inv	26.37%	15.70%	12.03%
Institutional Class	13.89%	13.14%	8.41%
Institutional Class | S&P 500 Index Inst	26.37%	15.70%	12.03%
Performance Measure Domain				After-tax returns are calculated using the historical highest individual federal marginal income tax rates	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”)

*The Predecessor Fund’s Institutional Class shares commenced investment operations on June 15, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Monteagle Opportunity Equity Fund | Risk Lose Money [Member]
Investors in the Fund may lose money
Monteagle Enhanced Equity Income Fund
Investment Objective

The investment objective of the Monteagle Enhanced Equity Income Fund (the “Fund”), a separate series of the Monteagle Funds (the “Trust”) is to seek high current income while maintaining prospects for capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monteagle Enhanced Equity Income Fund institutional class USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Monteagle Enhanced Equity Income Fund institutional class
Advisory Fees	0.30%
Distribution and Service (Rule 12b-1) Fees	none
Operating Services Fee	0.78%	[1]
Other Expenses	0.28%
Acquired (Underlying) Fund Fees and Expenses	0.02%
Total of all Other Expenses	1.06%
Total Annual Fund Operating Expenses	1.38%	[2]
[1]	The shareholders will pay to the Adviser an Operating Services Fee at an annual rate of 0.80% of the Fund’s average daily net assets up to $10 million, 0.70% of such assets from $10 million up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.45% of such assets over $100 million.
[2]	Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that you redeemed all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Monteagle Enhanced Equity Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Portfolio Turnover, Rate	Risk [Text Block]	Performance Availability Phone [Text]	Performance Availability Website Address [Text]
institutional class	140	437
All Risks Member			234.00%		(888) 263-5593	www.monteaglefunds.com
Investment Risks [Member]

New Fund Risk - The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Depositary Receipts Risk - Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Tax Risk - The Fund will generate taxable income and therefore is subject to tax risk. In addition to option premium income, most or all the gains from the sale of the underlying securities held by the fund on which options are written may be short-term capital gains taxed at ordinary income rates in any particular year. Because the fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the fund to realize capital gains or losses at inopportune times. The Fund’s transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment; disallow, suspend or otherwise limit the allowance of certain losses or deductions, convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited); and cause the fund to recognize income or gain without a corresponding receipt of cash.

Derivatives Risk — The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s NAV per share and cause you to lose money. Derivatives involve significant risks, including:

o       Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

o       Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

o       Market and Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

o       Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

o       Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

o       Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

The regulation of derivatives markets in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. New laws and regulations may negatively impact the Funds by increasing transaction or regulatory compliance costs, limiting the availability of certain derivatives, or otherwise adversely affecting the value or performance of derivatives the Funds trade. On October 28, 2020, the SEC adopted Rule 18f-4 (the “Derivatives Rule”) under the 1940 Act which, following an implementation period, will replace existing SEC guidance with an updated framework for registered funds’ use of derivatives. Among other changes, the Derivatives Rule will require funds to trade derivatives and certain other instruments that create future payment or delivery obligations subject to a value-at-risk leverage limit, develop and implement a derivatives risk management program and new testing requirements, and comply with new requirements related to board and SEC reporting. These new requirements apply unless a fund qualifies as a “limited derivatives user,” as defined in the Derivatives Rule. Complying with the Derivatives Rule may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. Other potentially adverse regulatory obligations can develop suddenly and without notice.

o       Option Risks - An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

- Risks from writing a call option -  A call option on a security gives the writer of the option the obligation to sell the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. When the Fund writes call options on its portfolio securities, it limits its opportunity to profit from an investment and, consequently, the Fund could significantly underperform the market. Writing call options could also result in additional turnover and higher tax liability.

- Risks from writing put options. - A put option on a security gives the writer of the option the obligation to buy the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

If the underlying security or instrument depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the underlying security or instrument at more than its market value.

All options written on securities must be covered. When the Fund writes an option on a security, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

o       The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

o        Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

o        The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

o        The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

o        Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

o       Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o        The European ﬁnancial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Real Estate-Related Securities Risk — The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, vacancy rates, tenant bankruptcies, the ability to re-lease space under expiring leases on attractive terms, the amount of new construction in a particular area, the laws and regulations (including zoning, environmental and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgage financing and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. Many issuers of real estate-related securities are highly leveraged, which increases the risk to holders of such securities. The value of the securities the Fund buys will not necessarily track the value of the underlying investments of the issuers of such securities.

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent period year, the Fund’s portfolio turnover rate was 234% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities purchased by the Fund may include the following U.S. exchange-listed securities: common stocks; American Depositary Receipts (“ADRs”), which are securities issued by a U.S. bank that represent interests in foreign equity securities; and interests in real estate investment trusts (“REITs”). The Fund ordinarily invests in a broadly diversified equity portfolio, while also writing (selling) options on underlying equity securities. Writing options is primarily intended to provide a steady cash flow for the Fund and to secondarily reduce the Fund’s volatility. Cash flow from option writing is also intended to be an important source of the Fund’s return, although the Fund’s option writing activity reduces the Fund’s ability to profit from increases in the value of its equity portfolio above the strike price. The combination of a diversified stock portfolio and the steady cash flow from the sale of options is intended to produce a level of income not attainable through conventional equity investments such as dividends, or lack thereof, thereby moderating the volatility of returns relative to an all-equity portfolio. Under normal market conditions, the Fund intends to invest in companies having a large market capitalization which are those companies having a market capitalization of $10 billion or more, similar to those found in the Russell 1000 index.

Purchasing Stocks

The Fund invests in a diversified stock portfolio, designed to support the Fund’s investment objective to seek high current income while maintaining prospects for capital appreciation, through the investment a stock portfolio while offering current income through the options written on those underlying equity positions and reducing volatility by selling call options and at times selling put options. The fund attempts to minimize the affect the options strategy may have on the underlying stock portfolio, such as stocks being called away as prices rise by, at times, purchasing back written call options positions, thereby closing out the written option position and eliminating the risk of the underlying stock position being called away as prices rise. Factors such as dividend yield on stock positions in the portfolio will be considered as a means to generate income on the portfolio. The Adviser rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. To the extent consistent with the Fund’s investment goal, the Adviser may also sell stocks to realize capital losses to minimize any required capital gain distributions.

Writing Options

The Fund continuously writes options, typically on broad-based indexes or individual securities, with an aggregate notional value approximately equal to the market value of its broadly diversified stock portfolio. As the seller of the call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of a call option has the right to any appreciation in the value of the underlying equity security over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser exercises the option, the Fund may deliver on the obligation or pay the purchaser the difference between the value of the underlying equity security and the exercise price of the option. The premium, the exercise price, the dividend yield, and the value of the underlying security may determine the total return realized by the Fund as the seller of the option. The Fund can also repurchase the option prior to the expiration date, ending its obligation. In such a case, the difference between the cost of repurchasing the option and the premium received may determine the gain or loss realized by the Fund.

Principal Investment Risks As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following describes the risks the Fund.
Performance

The Fund is a new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling (888) 263-5593 or visiting the Fund’s website at www.monteaglefunds.com.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2024, was 16.09%.
Monteagle Enhanced Equity Income Fund | Risk Lose Money [Member]
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund